Related Parties Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances	The Group had the following related party balances:
	Relationship	Notes	As of December 31, 2023	As of June 30, 2024
			RMB	RMB
				(Unaudited)
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	285	561
Guangdong Marketing Advertising Group	(e)	(i)	33,517	10,120
Youxiang Group	(c)	(ii)	16,737	15,835
Others		(iii)	224	226
			50,763	26,742
	Relationship	Notes	As of December 31, 2023	As of June 30, 2024
			RMB	RMB
				(Unaudited)
Amounts due to related parties:
Youxiang Group	(c)	(iv)	508	676
Guangdong Advertising Co., Ltd.	(d)	(v)	1,499	29
Others		(vi)	2,417	3,506
			4,424	4,211
(i)	Amounts due from Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are marketing service fee receivable and prepayment, the age of the balances was within one year.
(ii)	Amounts due from Youxiang Group are construction fee and rental deposits.
(iii)	Represents operating management fees.
(iv)	Amounts due to Youxiang Group are accrued lease expenses and property management expenses.
(v)	Amounts due to Guangdong Advertising Co., Ltd. are accounts payable for advertisement distribution services.
(vi)	Amounts due to others are loan received from the Group’s Founder, Chairman and one of the principal shareholders Dr. Daqing Mao and investment principal due to an entity under control of Angela Bai who is the spouse of Dr. Daqing Mao.

Schedule of Lease Expenses
			Six months Ended June 30, 2023	Six months Ended June 30, 2024
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(i)	154	—
Guangdong Advertising Co., Ltd.	(d)	(i)	349	584

			Six months Ended June 30, 2023	Six months Ended June 30, 2024
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(ii)	1,819	654
Guangdong Advertising Co., Ltd.	(d)	(iii)	9,155	5,741
			Six months Ended June 30, 2023	Six months Ended June 30, 2024
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(iv)	758	288
			Six months Ended June 30, 2023	Six months Ended June 30, 2024
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Guangdong Advertising Co., Ltd.	(d)	(v)	552	96
Guangdong Advertising Marketing Group	(e)	(v)	45,833	1,951
(i)	The amount represents rental expense for the operating lease to Youxiang Group and Guangdong Advertising Co., Ltd..
(ii)	The amount represents consulting, construction and designing services, and workspace membership service provided to Youxiang Group.
(iii)	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
(iv)	The amount represents property management services provided by Youxiang Group.
(v)	The amount represents advertisement distribution services provided by these related parties.